11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
July 27, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Active Allocation Fund, Invesco Income Allocation Fund, Invesco Select Risk: Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: High Growth Investor Fund,  Invesco Select Risk: Moderate Investor Fund, and Invesco Select Risk: Moderately Conservative Investor Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 21, 2020 (Accession Number: 0001193125-20-196065).
Please direct any comments or questions to the undersigned, or contact me at (713) 214-7265 or at amy.kaufman@invesco.com.
Very truly yours,
/s/ Amy Kaufman
Amy Kaufman
Paralegal I